Related Party Transactions - Transactions with Significant Influence Entities (Details) $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2025 rig	Jun. 30, 2025 rig	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) rig	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Total operating revenues			$ 1,020.8	$ 1,010.6	$ 771.6
Rig operating and maintenance expenses			500.6	456.4	359.3
Number of rigs terminated | rig	1	1
Related party revenue
Related Party Transaction [Line Items]
Total operating revenues			0.0	35.0	129.6
Trade receivables, net			2.3	85.1
Perfomex
Related Party Transaction [Line Items]
Funding received from shareholder loan			0.0	0.0	(9.8)
Perfomex
Related Party Transaction [Line Items]
Rig operating and maintenance expenses			8.1	3.6	1.6
Perfomex | Related party revenue
Related Party Transaction [Line Items]
Trade receivables, net			2.3	85.1
Bareboat charter revenue | Perfomex
Related Party Transaction [Line Items]
Total operating revenues			$ 0.0	$ 35.0	$ 129.6
Number of rigs terminated | rig				3